Share-Based Payments	6 Months Ended
Jun. 30, 2024
Share-based payment arrangements [Abstract]
Share-based payments
20. Share-based payments

The Group has several equity incentive arrangements under which share-based payments have been awarded to the Chief Executive Officer (“CEO”), other members of the Senior Management Team and certain other employees of the Group. The equity incentives primarily consist of performance share units (PSUs) and retention restricted share units (RSUs), which each represent the right to receive one ordinary share of the Company.
For the six months ended June 30, 2024 and 2023, the Group recognized €4,151 thousand and €6,536 thousand, respectively, as share-based compensation expense and an increase to other reserves within equity in relation to the Group’s equity incentive plans.
CEO IPO PSUs
On January 30, 2024, the Board of Directors confirmed the achievement of the vesting conditions applicable to the second tranche of the CEO IPO PSU awards, which were conditioned upon: (i) the completion of the public listing of the Company’s shares by December 31, 2021, (ii) the attainment of predefined targets relating to the Company’s share price, and (iii) the CEO’s continued service with the Company from the award grant date until December 31, 2023. As a result of such confirmation, the remaining 360,000 CEO IPO PSUs vested in 2023 and the same number of ordinary shares were delivered to the CEO during the first half of 2024.
Management IPO PSUs
On January 30, 2024, the Board of Directors confirmed the achievement of the vesting conditions applicable to the second tranche of the Management IPO PSU awards, which were conditioned upon: (i) the completion of the public listing of the Company’s shares by December 31, 2021, (ii) the attainment of predefined targets relating to the Company’s share price, and (iii) the recipient’s continued service with the Company from the award grant date until December 31, 2023. As a result of such confirmation, the remaining 430,000 Management IPO PSUs vested in 2023 and the same number of ordinary shares were delivered to the recipients during the first half of 2024.
CEO 2022-2024 PSUs
On April 4, 2024, the Board of Directors determined the level of achievement of the performance conditions applicable to the CEO 2022-2024 PSU awards in relation to the 2023 performance period. As a result of such determination, 588,000 CEO 2022-2024 PSUs vested in 2023 and the same number of ordinary shares were delivered to the CEO during the first half of 2024.
2023 RSU Plan
In the first half of 2024, the service condition applicable to the first installment of the 2023 RSU Plan was achieved. As a result, 40,000 2023 RSUs vested on April 10, 2024 and were delivered to the Senior Management Team (excluding the CEO) during the first half of 2024.
Non-Executive Directors Remuneration in Shares
Under the Group’s remuneration policy, non-executive directors are entitled to receive an annual base fee of €150 thousand paid 50% in cash and 50% in ordinary shares of the Company, subject to a restricted stock-award, which will be delivered to the recipients two years following the grant date. As a result, each Non-Executive Director will be entitled to receive 7,162 ordinary shares of the Company in 2026, subject to continuous office through 2024 and otherwise on a prorated basis. In relation to the remuneration in ordinary shares for services provided in 2022, 78,460 ordinary shares were delivered to the Non-Executive Directors during the first half of 2024.

2024-2026 PSUs

In June 2024 the Company awarded 518,350 PSUs to the Senior Management Team (excluding the CEO) and certain other employees of the Group (the “2024-2026 PSU Plan”), which vest in 2026 based on the achievement of targets, which will be defined and communicated in the second half of 2024, relating to: (i) the cumulated revenues and cumulated Adjusted EBIT achieved over the performance period from 2024 to 2026, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2026 compared to the end of 2023, (iii) the total shareholder return (“TSR”) achieved over the performance period from 2024 to 2026, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.
At June 30, 2024, unrecognized compensation expense relating to the 2024-2026 PSU Plan amounted to €3,601 thousand and is expected to be recognized over the remaining vesting period.

The following table summarizes the preliminary fair value for accounting purposes at the measurement date and the key assumptions used in the valuation of the 2024-2026 PSU Plan:

2024-2026 PSUs
Preliminary fair value	€8.30 - €11.19

Measurement date share price	€11.00
Expected volatility based on the historical and implied volatility of a group of comparable companies	36.08%
Dividend yield	1.18%
Risk-free rate	4.38%